Asset Impairments (Tables)	12 Months Ended
Dec. 31, 2014
Details of Impairment of Long-Lived Assets Held and Used by Asset

(in millions of Canadian dollars)			2013	2012

Dakota, Minnesota & Eastern Railroad – West	(a	)	$435	$–
Powder River Basin impairment and other investment(1)	(b	)	–	185
Impairment loss on locomotives	(c	)	–	80

Asset impairment, before tax			$435	$265

(1) Includes impairment of other investment of $5 million.

(a) Dakota, Minnesota & Eastern Railroad – West

On January 2, 2014, the Company executed an agreement with Genesee & Wyoming Inc. (“G&W”) for the sale of a portion of CP’s DM&E line between Tracy, Minnesota and Rapid City, South Dakota, Colony, Wyoming and Crawford, Nebraska and connecting branch lines (“DM&E West”). The sale was subject to regulatory approval by the U.S. Surface Transportation Board (“STB”).

At December 31, 2013, CP classified DM&E West as an asset held for sale carried at CDN$222 million, being its estimated fair value less estimated direct selling costs. As a result, the Company recorded an asset impairment charge and accruals for future costs associated with the sale totaling CDN$435 million ($257 million after-tax) in 2013. The components of the asset impairment charge and charge for the accruals, which are subject to closing adjustments, that were recorded against income as “Asset impairments” are as follows:

(in millions of Canadian dollars)	2013

Property, plant and equipment	$426
Intangible assets	2
Goodwill (Note 16)	6

Total asset impairment charge	434
Accruals for future costs	1

Total charge	$435

On May 30, 2014, the Company completed the sale of DM&E West to G&W for net proceeds of U.S. $218 million (CDN$236 million).

(b) Powder River Basin impairment

As part of the acquisition of DM&E in 2007, CP acquired the option to build a 260 mile extension of its network into coal mines in the Powder River Basin (“PRB”).

Due to continued deterioration in the market for domestic thermal coal, including a sharp deterioration in 2012, in 2012 CP deferred plans to extend its rail network into the PRB coal mines indefinitely. As a result of this decision and in light of the declined market conditions, CP evaluated the recoverability of the carrying amount of PRB assets and determined that this exceeded the estimated fair value by $180 million. The estimated fair value represents the expected proceeds from the sale of the acquired land, as determined by a comparable market assessment. Other costs associated with the acquisition of DM&E accumulated by CP since acquisition have been written down to $nil. The amount of impairment associated with this indefinite deferral was $180 million ($107 million after-tax). The components of the PRB impairment that were charged against income as “Asset impairments” in 2012 are as follows:

(in millions of Canadian dollars)	2012

Option impairment	$26
Construction plans, including capitalized interest	134
Land, land option appraisals, including capitalized interest	20

Total impairment	$180

(c) Impairment loss on locomotives

In 2012, CP reached a decision to dispose of a certain series of locomotives to improve operating efficiencies, and accordingly performed an impairment test on these assets. The impairment test determined that the net book value of these locomotives exceeded their estimated fair value by $80 million. The estimated fair value represented the expected future cashflows from the disposal of these locomotives at that time. The impairment charge of $80 million ($59 million after-tax) was recorded in “Asset impairments” and charged against income.

Dakota, Minnesota & Eastern Railroad - West [Member]
Details of Impairment of Long-Lived Assets Held and Used by Asset

The components of the asset impairment charge and charge for the accruals, which are subject to closing adjustments, that were recorded against income as “Asset impairments” are as follows:

(in millions of Canadian dollars)	2013

Property, plant and equipment	$426
Intangible assets	2
Goodwill (Note 16)	6

Total asset impairment charge	434
Accruals for future costs	1

Total charge	$435

Powder River Basin and Other Investment [Member]
Details of Impairment of Long-Lived Assets Held and Used by Asset

The components of the PRB impairment that were charged against income as “Asset impairments” in 2012 are as follows:

(in millions of Canadian dollars)	2012

Option impairment	$26
Construction plans, including capitalized interest	134
Land, land option appraisals, including capitalized interest	20

Total impairment	$180